Summary of Significant Accounting Policies and Disclosures (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Capitalized interest		$ 0		$ 0
Depreciation method		straight-line
Vessel estimated useful life		30 years
Estimated residual value of vessels per lightweight ton		$ 400
Forecast Rate Period following charter expiry		4 years
Future charter rate assumptions		charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean for each vessel thereafter
Total aggregate carrying amount		$ 1,147,214,000		$ 1,155,586,000
Impairment charges		8,497,000	$ 0
Two Vessel Groups [Member]
Significant Accounting Policies [Line Items]
Total aggregate carrying amount	$ 15,585,000	8,008,000
Fair value of property, plant and equipment	8,000,000	7,096,000
Impairment charges	$ 7,585,000	$ 912,000